CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS (Details) - USD ($)	Apr. 01, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 29, 2023	Jul. 03, 2023	Jun. 30, 2023
Customers' transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve		$ 19,296,856
Cash on deposit in the reserve account		19,200,000
Cash on deposit in the reserve account less than the amount required		96,856
Amount deposited to reserve account in accordance with the rule	$ 600,000
Cash on deposit in the reserve account in excess of the amount required	$ 504,026
Customers' transactions and credit balances | WILSON-DAVIS & CO., INC
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve				$ 20,309,118		$ 27,111,239
Cash on deposit in the reserve account				20,600,000		26,764,260
Cash on deposit in the reserve account less than the amount required						346,979
Amount deposited to reserve account in accordance with the rule					$ 701,893
Cash on deposit in the reserve account in excess of the amount required				$ 290,882	$ 354,914
Broker-dealer transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve		100,000
Cash on deposit in the reserve account		200,000
Cash on deposit in the reserve account less than the amount required		$ 100,000
Broker-dealer transactions and credit balances | WILSON-DAVIS & CO., INC
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve			$ 100,000			100,000
Cash on deposit in the reserve account			200,000			200,000
Cash on deposit in the reserve account in excess of the amount required			$ 100,000			$ 100,000